RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at FVTPL (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	11,996,398	9,754,120
Other accounts receivable FVTPL | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,706,030	2,488,414
Other accounts receivable FVTPL | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,706,030	2,488,414
Other accounts receivable FVTPL | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount | Investment grade
Disclosure of financial assets [line items]
Financial assets	2,706,030	2,488,414
Other accounts receivable FVTPL, sovereign | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount | Investment grade
Disclosure of financial assets [line items]
Financial assets	$ 2,706,030	$ 2,488,414